Net interest income (Tables)	6 Months Ended
Jun. 30, 2015
Net interest income
in	6M15	6M14
Net interest income (CHF million)
Loans	2,400	2,191
Investment securities	29	14
Trading assets	5,282	5,566
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,328	1,103
Other	1,107	1,006
Interest and dividend income	10,146	9,880
Deposits	(466)	(479)
Short-term borrowings	(62)	(52)
Trading liabilities	(2,307)	(2,387)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(640)	(523)
Long-term debt	(1,745)	(1,726)
Other	(107)	(143)
Interest expense	(5,327)	(5,310)
Net interest income	4,819	4,570